Accounts Receivables, Net	6 Months Ended
Apr. 30, 2026
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET

NOTE 4 — ACCOUNTS RECEIVABLES, NET

As of April 30, 2026 and October 31, 2025, accounts receivables, net is comprised of the following:

	April 30, 2026	October 31, 2025
Accounts receivables – Non franchisees	26,001	22,331
Allowance for expected credit losses	(18,623)	(17,866)
Accounts receivables, net – Non-franchisees	7,378	4,465

	April 30, 2026	October 31, 2025
Accounts receivables – Franchisees	141,770	378,372
Allowance for expected credit losses	(132,380)	(126,993)
Accounts receivables, net – Franchisees	9,390	251,379

In accordance with contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs as of April 30, 2026 and October 31, 2025. As the respective VIEs are incorporated as individual business under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs.

The following is a summary of the activity in the allowance for expected credit losses:

	April 30, 2026	October 31, 2025
Balance at beginning of period – Non-franchisees	17,866	157,769
Provision	—	—
Reversal	—	(50,091)
Written-off	—	(87,923)
Effect of translation adjustment	757	(1,889)
Balance at end of period – Non-franchisees	18,623	17,866

	April 30, 2026	October 31, 2025
Balance at beginning of period – Franchisees	126,993	74,082
Provision	—	52,180
Reversal	—	—
Effect of translation adjustment	5,387	731
Balance at end of period – Franchisees	132,380	126,993